Document and Entity Information	9 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	Organovo Holdings, Inc.
Entity Central Index Key	0001497253
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Tax Identification Number	27-1488943
Entity Address, Address Line One	11555 Sorrento Valley Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	224-1000
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2836
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Business Contact
Document Information [Line Items]
Contact Personnel Name	Keith Murphy
Entity Address, Address Line One	11555 Sorrento Valley Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	224-1000